Document and Entity Information	Aug. 14, 2024
Cover [Abstract]
Entity Registrant Name	SOW GOOD INC.
Document Type	8-K
Document Period End Date	Aug. 14, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	000-53952
Entity Tax Identification Number	27-2345075
Entity Address, Address Line One	1440 N Union Bower Rd
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75061
City Area Code	214
Local Phone Number	623-6055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock
Trading Symbol	SOWG
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001490161